SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:     SHAREHOLDERS' EQUITY

a.
Share repurchase program

In February 2024, our board of directors approved a share repurchase program of up to $50,000. In April 2024, the program was expanded to a maximum of up to $75,000. As of December 31, 2024, we had repurchased a total of 5,200,000 ordinary shares at a total cost of $46,920 million under our share repurchase program. All shares repurchased will be retired.

b.	Ordinary shares The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

c.
Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors  approved the 2003 Equity Incentive Plan for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years (the "2013 Plan"). On August 7, 2013, the Company’s Board of Directors approved amendments to the 2013 Plan which include the ability to grant RSUs and restricted shares. On November 8, 2022 the Board extended the term of the 2013 Plan for an additional period of two years which has expired on December 9, 2024.  On November 19, 2024, the Board approved the adoption of a new equity incentive plan, the Perion Network Ltd. 2024 Share Incentive Plan, which became effective on the same date (the “2024 Incentive Plan” and together with the Plan, the “Equity Plans”). Following the adoption of the 2024 Incentive Plan, no awards were granted under the 2013 Incentive Plan.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and the standard RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2024, there were 400,921 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options and RSUs for the year ended December 31, 2024:

		Weighted average
	Number of options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	2,493,281	$0.84	66.70	$74,862
Granted	2,528,897	-	-	-
Exercised	(1,386,122)	0.38	-	19,135
Cancelled	(418,135)	0.13	-	-
Outstanding at December 31, 2024	3,217,921	$0.47	86.65	$25,849

Exercisable at December 31, 2024	250,710	$6.07	2.19	$717

Vested and expected to vest at December 31, 2024	2,972,446	$0.52	85.61	$48,895

The weighted-average grant-date fair value of options and RSUs granted during the years ended December 31, 2024, 2023 and 2022 was $10.83, $35.65, and $20.13, respectively. Total fair value of options and RSUs, as their respective vesting dates, during the years ended December 31, 2024, 2023 and 2022 was $19,798, $11,531, and $10,008, respectively.

The aggregate intrinsic value of the outstanding service-based equity grants at December 31, 2024, represents the intrinsic value of all outstanding options and RSUs since they were all in-the-money as of such date.

The following table summarizes the activities for the Company’s performance-based RSUs for the year ended December 31, 2024:

		Weighted average
	Number of Performance based options and RSUs	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	532,028	$-	87.53	$16,424
Granted	1,234,482	-	-	-
Exercised	(230,991)	-	-	4,222
Cancelled	(512,317)	-	-	-

Outstanding at December 31, 2024	1,023,202	$-	99.22	$8,667

Exercisable at December 31, 2024	-	-	-	-

Vested and expected to vest at December 31, 2024	1,276,340	$-	96.15	$19,477

The weighted-average grant-date fair value of options and RSUs granted during the year ended December 31, 2024, 2023 and 2022 was $8.60, $34.18 and $20.58, respectively. The total fair value of options and RSUs, as their respective vesting dates, during the years ended December 31, 2024, 2023 and 2022 was $3,032, $2,506, and $2,434, respectively.

The aggregate intrinsic value of the outstanding performance-based equity grants at December 31, 2024, represents the intrinsic value of all outstanding options and RSUs since they were all in-the-money as of such date.

The number of service-based and performance-based options and RSUs expected to vest reflects an estimated forfeiture rate.

The following table summarizes additional information regarding outstanding and exercisable service-based options and RSUs under the Company's Equity Incentive Plan as of December 31, 2024:

	Outstanding			Exercisable
Range of exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options and RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	2,967,211	93.78	$-	-	-	$-
2.87 –– 3.38	27,508	1.22	3.27	27,508	1.22	3.27
4.25 – 5.90	143,359	1.91	5.39	143,359	1.91	5.39
6.23 – 6.56	67,001	2.99	6.50	67,001	2.99	6.50
$12.02 – 21.35	12,842	3.27	17.34	12,842	3.27	17.34

	3,217,921	86.65	$0.47	250,710	2.19	$6.07

The following table summarizes additional information regarding outstanding and exercisable performance-based RSUs under the Company's share Option Plan as of December 31, 2024:

	Outstanding			Exercisable
Range of exercise price	Number of RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price	Number RSUs	Weighted average remaining contractual life (years)	Weighted average exercise price

$-	1,023,202	99.22	$-	-	-	$-

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of income as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenue	$2,424	$942	$443
Research and development	5,797	3,559	2,327
Selling and marketing	9,592	8,345	5,963
General and administrative	9,399	5,194	4,583

Total	$27,212	$18,040	$13,316

As of December 31, 2024, there was $19,765 of unrecognized compensation cost related to RSUs. These amounts are expected to be recognized over a weighted-average period of 1.46 years related to RSUs. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.